DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
U.S. dollar denominated floating rate debt:
-$58.24 Million Loan	12,392	53,740
-$175 Million Loan	99,286	100,000
Total debt	111,678	153,740
Less: current portion	(4,700)	(3,600)
	106,978	150,140

Debt repayment schedule	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,700
2014	890
2015	106,088
2016	—
2017	—
Thereafter	—
111,678